SUPPLEMENT TO THE FIDELITY INSURED MUNICIPAL INCOME FUND FEBRUARY 28, 1997 PROSPECTUS
   Effective April 1, 1997, the fund's name changed to Spartan Insured Municipal Income Fund.
PROPOSED REORGANIZATION.    The Board of Trustees of Spartan Insured
Municipal Income Fund has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Spartan Insured Municipal Income Fund and Spartan Municipal Income Fund, a fund of Fidelity Court Street Trust.
   The Agreement provides for the transfer of all of the assets and the assumption of all of the liabilities of Spartan Insured Municipal Income Fund solely in exchange for the number of shares of Spartan Municipal Income Fund equal in value to the relative net asset value of the outstanding shares of Spartan Insured Municipal Income Fund. Following such exchange, Spartan Insured Municipal Income Fund will distribute the Spartan Municipal Income Fund shares to its shareholders pro rata, in liquidation of Spartan Insured Municipal Income Fund as provided in the Agreement (the transactions contemplated by the Agreement referred to as the "Reorganization"). The Reorganization can be consummated only if, among other things, it is approved by a majority vote of shareholders. A Special Meeting (the "Meeting") of the Shareholders of Spartan Insured Municipal Income Fund will be held on July 15, 1998, and approval of the Agreement will be voted on at that time. In connection with the Meeting, Spartan Insured Municipal Income Fund will be filing with the Securities and Exchange Commission and delivering to its shareholders of record a Proxy Statement describing the Reorganization and a Prospectus for Spartan Municipal Income Fund.
   If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to become effective on or about August 27, 1998. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.
   In the event Spartan Insured Municipal Income Fund shareholders fail to approve the Agreement, Spartan Insured Municipal Income Fund will continue to engage in business as a registered investment company and the Board of Trustees will consider other proposals for the reorganization or liquidation of Spartan Insured Municipal Income Fund.
   Effective February 2, 1998, Spartan Insured Municipal Income Fund will be closed to new accounts pending the Reorganization.
The following changes are effective April 1, 1997:
The minimum investments have been changed to the following:
TO OPEN AN ACCOUNT  $10,000
TO ADD TO AN ACCOUNT  $1,000
Through regular investment plans $500
MINIMUM BALANCE $5,000
The minimum check amount has been increased to $1,000.
References to the minimums throughout the prospectus are changed to the above minimums.
The following information replaces similar information found in "Expenses" on page 5:
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell shares of a fund. In addition, you may be charged an annual account maintenance fee if your account balance falls below $2,500. See "Transaction Details," page 25, for an explanation of how and when these charges apply.
Sales charge on purchases              None
and reinvested distributions

Deferred sales charge on redemptions   None

Annual account maintenance fee         $12.00
(for accounts under $2,500)

ANNUAL FUND OPERATING EXPENSES are paid out of the fund's assets. The fund pays a management fee to FMR. It also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports. The fund's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see page 15).
The following figures are based on historical expenses, adjusted to reflect current fees, and are calculated as a percentage of average net assets of the fund.
Management fee (after reimbursement)   .34%

12b-1 fee                              None

Other expenses                         .21%

Total fund operating expenses          .55%
(after reimbursement)

EXAMPLES: Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder transaction expenses and the fund's annual operating expenses are exactly as just described. For every $1,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:
1 year     $ 6

3 years    $ 18

5 years    $ 31

10 years   $ 69

These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses or returns, all of which may vary. Effective April 1, 1997, FMR voluntarily agreed to implement an expense cap. FMR will reimburse the fund to the extent that total operating expenses exceeds .55%. The fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances is used to reduce custodian and transfer agent expenses. If these agreements were not in effect, the management fee and total operating expenses would be .40% and .61%, respectively.

SUPPLEMENT TO THE FIDELITY AGGRESSIVE MUNICIPAL FUND FEBRUARY 28, 1997
PROSPECTUS
   Effective January 31, 1998, the following information replaces the similar information found in "Charter" on page 8:
   George Fischer is Vice President and manager of Spartan Aggressive Municipal, which he has managed since January 1998. He also manages several other Fidelity funds. Since joining Fidelity in 1989, Mr. Fischer has worked as an analyst and manager.
   Effective the close of business on July 31, 1997, the fund's name changed to Spartan Aggressive Municipal Fund.
       PROPOSED REORGANIZATION.    The Board of Trustees of Spartan
Aggressive Municipal Fund has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Spartan Aggressive Municipal Fund and Spartan Municipal Income Fund, a fund of Fidelity Court Street Trust.
   The Agreement provides for the transfer of all of the assets and the assumption of all of the liabilities of Spartan Aggressive Municipal Fund solely in exchange for the number of shares of Spartan Municipal Income Fund equal in value to the relative net asset value of the outstanding shares of Spartan Aggressive Municipal Fund. Following such exchange, Spartan Aggressive Municipal Fund will distribute the Spartan Municipal Income Fund shares to its shareholders pro rata, in liquidation of Spartan Aggressive Municipal Fund as provided in the Agreement (the transactions contemplated by the Agreement referred to as the "Reorganization"). The Reorganization can be consummated only if, among other things, it is approved by a majority vote of shareholders. A Special Meeting (the "Meeting") of the Shareholders of Spartan Aggressive Municipal Fund will be held on July 15, 1998, and approval of the Agreement will be voted on at that time. In connection with the Meeting, Spartan Aggressive Municipal Fund will be filing with the Securities and Exchange Commission and delivering to its shareholders of record a Proxy Statement describing the Reorganization and a Prospectus for Spartan Municipal Income
Fund.
   If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to become effective on or about August 20, 1998. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.
   In the event Spartan Aggressive Municipal Fund shareholders fail to approve the Agreement, Spartan Aggressive Municipal Fund will continue to engage in business as a registered investment company and the Board of Trustees will consider other proposals for the reorganization or liquidation of Spartan Aggressive Municipal Fund.
   Effective February 2, 1998, Spartan Aggressive Municipal Fund will be closed to new accounts pending the Reorganization.
The following information replaces similar information found in "Expenses" on page 4:
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell shares of a fund. In addition, you may be charged an annual account maintenance fee if your account balance falls below $2,500. See "Transaction Details," page 25, for an explanation of how and when these charges apply.
Sales charge on purchases              None
and reinvested distributions

Deferred sales charge on redemptions   None

Annual account maintenance fee         $12.00
(for accounts under $2,500)

References to the redemption fee throughout the prospectus are eliminated.
Effective August 1, 1997, the following information replaces similar information found in "Expenses" on page 4:
ANNUAL FUND OPERATING EXPENSES are paid out of the fund's assets. The fund pays a management fee to FMR. It also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports. The fund's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see page 15).
The following figures are based on historical expenses, adjusted to reflect current fees, and are calculated as a percentage of average net assets.
Management fee                  0.35%
(after reimbursement)

12b-1 fee                       None

Other expenses                  0.18%

Total fund operating expenses   0.53%
(after reimbursement)

EXAMPLES: Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder transaction expenses and the fund's annual operating expenses are exactly as just described. For every $1,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated.
1 year     $ 5

3 years    $ 17

5 years    $ 30

10 years   $ 66

These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses or returns, all of which may vary. FMR voluntarily agreed to implement a management fee reduction of 0.05%, effective March 1, 1997, and to reimburse the fund to the extent that total operating expenses exceed 0.55%, effective April 1, 1997. Effective August 1, 1997, FMR has agreed to reimburse the fund to the extent that total operating expenses exceed 0.53% of average net assets per year through December 31, 1999 (excluding interest, taxes, brokerage commissions and extraordinary expenses.) After December 31, 1999, the fund's total operating expenses could increase. If these agreements were not in effect, the management fee and total fund operating expenses would be 0.45% and 0.63%, respectively.
The following changes became effective April 1, 1997.
The minimum investments have been changed to the following:
TO OPEN AN ACCOUNT  $10,000
TO ADD TO AN ACCOUNT  $1,000
Through regular investment plans $500
MINIMUM BALANCE $5,000
References to the minimums throughout the prospectus are changed to the above minimums.
In the Financial Highlights table on page 5, the line item "Total from investment operations" should be $.392 for the year ended December 31, 1996 instead of $(.392) as previously reported.